Note 18 - Business Segments (Details) - Segment Reporting Information (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 3,215,926	$ 2,530,998	$ 3,215,926	$ 15,101,281	$ 2,530,998	$ 8,130,749
Income (loss) from operations	(1,032,450)	(469,772)	(1,032,450)	(2,881,726)	(469,772)	(1,540,606)
Other income (loss), net	(278,671)	(113,250)	(278,671)	(164,621)	(113,250)	(1,405,115)
Income (loss) before income taxes	(1,311,121)	(583,022)		(3,046,347)		(2,945,721)
Assets	30,173,572	31,948,978	30,173,572	32,287,718	31,948,978	32,947,118
Renewable Energy Development [Member]
Segment Reporting Information [Line Items]
Revenues	519,787	15,413		3,855,229		702,895
Income (loss) from operations	(33,323)	(191,814)		(138,988)		166,156
Assets	1,158,148	1,223,366	1,158,148	3,005,790	1,223,366	1,231,117
Renewable Power Plant Ownership [Member]
Segment Reporting Information [Line Items]
Revenues	827,560	712,470		2,913,348		3,018,433
Income (loss) from operations	255,365	116,504		450,391		630,769
Assets	25,436,349	27,210,586	25,436,349	25,787,320	27,210,586	26,129,967
Energy & Telecommunications Services [Member]
Segment Reporting Information [Line Items]
Revenues	1,986,436	1,911,736		8,772,509		4,856,987
Income (loss) from operations	(352,685)	121,887		(999,182)		461,393
Assets	2,970,414	2,082,758	2,970,414	2,979,164	2,082,758	2,422,205
Intercompany Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	(117,857)	(108,621)		(439,805)		(447,566)
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Income (loss) from operations	(901,807)	(516,349)		(2,193,947)		(2,798,924)
Assets	$ 608,661	$ 1,432,268	$ 608,661	$ 515,444	$ 1,432,268	$ 3,163,829